Investment Objectives and Goals - Centerstone Investors Fund	Jul. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION CENTERSTONE INVESTORS FUND
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Centerstone Investors Fund (the “Fund”) is to seek long-term growth of capital.